Business Combination - Schedule of Preliminary Allocation to Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Total intangible assets	$ 147,000	$ 147,000
Total intangible assets, term	9 years 7 months 6 days
NPS Holdings Limited [Member]
Total intangible assets	$ 94,000
Gulf Energy S.A.O.C [Member]
Total intangible assets	53,000
Customer Contracts [Member]
Total intangible assets	$ 121,500	121,500
Total intangible assets, term	10 years
Customer Contracts [Member] | NPS Holdings Limited [Member]
Total intangible assets	$ 77,000
Customer Contracts [Member] | Gulf Energy S.A.O.C [Member]
Total intangible assets	44,500
Trademarks and Trade Names [Member]
Total intangible assets	$ 25,500	$ 25,500
Total intangible assets, term	8 years
Trademarks and Trade Names [Member] | NPS Holdings Limited [Member]
Total intangible assets	$ 17,000
Trademarks and Trade Names [Member] | Gulf Energy S.A.O.C [Member]
Total intangible assets	$ 8,500